JOINT VENTURES	12 Months Ended
Dec. 31, 2013
Joint Ventures [Abstract]
JOINT VENTURES
6. JOINT VENTURES

On April 11, 2012, through one of its wholly-owned subsidiaries, NewLead Holdings (US) Corp., the Company entered into a Joint Venture Agreement with J Mining & Energy Group to establish New Lead JMEG LLC as a joint venture to engage in the business of the purchasing and trading of certain commodities, principally coal. The Company had joint control with J Mining & Energy Group of New Lead JMEG LLC and was entitled to and was liable for the total net assets of the joint venture. NewLead Holdings (US) Corp. contributed to the capital of the joint venture $2,500 cash and $1,000 in value of coal sales agreements. In addition, the Company delivered to J Mining & Energy Group $300 and 1,625 common shares of the Company as a condition to the closing of the Joint Venture Agreement.

On July 13, 2012, and in relation to this Joint Venture Agreement, the Company and New Lead JMEG LLC, entered into a marketing and administrative services agreement (effective as of April 11, 2012), where it was agreed NewLead (through its subsidiary Newlead Bulkers) would provide the aforementioned services for a monthly fee of $160. This agreement was cancelled on December 10, 2013, with retrospective effect. In addition, NewLead and J Mining & Energy Group invoiced New Lead JMEG LLC for an aggregate amount of $3,280 relating to start up fees. The invoice from NewLead to New Lead JMEG LLC in the amount of  $1,980, was also cancelled as of December 15, 2013. Due to the nature of these related party transactions, the invoices of $1,980 to New Lead JMEG LLC from the Company, as well as the aggregate of $1,810 and $1,387 from the relevant marketing and administrative services agreement, have not been recognized as revenue during the years ended December 31, 2013 and 2012, respectively, as they were to be recognized upon payment of each amount from New Lead JMEG LLC, which was never effectuated.

For the year ending December 31, 2013, the Company has recorded an amount of $1,077 as impairment loss in respect of the of New Lead JMEG LLC joint venture, as a result of the Company’s assessment of the recoverability of this investment. For the year ended December 31, 2013, New Lead JMEG LLC had income of $574. As of December 31, 2013, New Lead JMEG LLC’s current assets were $2,493 and its current liabilities were $4,358.

For the year ended December 31, 2012, New Lead JMEG LLC had a loss of $4,939, which was comprised of the fees described above, as well as from other general and administrative expenses. No other transactions have taken place during the period. As of December 31, 2012, New Lead JMEG LLC’s current assets were $2,380 and its current liabilities were $4,819.

On April 30, 2012, the Company and a third party established NewLead Mojave Holdings LLC (“NewLead Mojave”). The Company controls 52% of NewLead Mojave and is entitled to and is liable for the total net assets of NewLead Mojave according to this percentage of control. The Company contributed to the capital of the new entity 100% of NewLead Holdings (US) Corp.’s share capital, while Mojave Finance Inc. agreed to make available a loan facility of $3,000 to NewLead Holdings (US) Corp.

For the year ended December 31, 2013, NewLead Mojave had a gain of $16 which was comprised of $287 gain attributable to NewLead Mojave as a result of its 50% investment in New Lead JMEG LLC and of $271 Interest and Finance Costs, respectively. No other transactions have taken place during this period.

For the year ended December 31, 2012, NewLead Mojave had a loss of $2,838 which was comprised of $2,469 loss attributable to NewLead Mojave as a result of its 50% investment in New Lead JMEG LLC and of $369 Interest and Finance Costs, respectively. No other transactions have taken place during this period.